RELATED PARTY DISCLOSURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits		$ 4,601	$ 5,710
Fees		696	677
Stock-based compensation		3,792	6,242
Post-employment benefits		64	59
Total remuneration		9,153	12,688
Changes in fair value of cash-settled plans		$ (5,300)	$ (6,700)
Total for all related parties
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 500